Leases (Tables)	9 Months Ended
Sep. 23, 2012
Future Minimum Rental Commitments Under Non Cancellable Operating Leases, including Option Periods Reasonably Assured of Renewal

At December 25, 2011, the future minimum rental commitments under non-cancellable operating leases, including option periods that are reasonably assured of renewal are as follows:

	RELATED PARTY	UNRELATED PARTIES	TOTAL
Fiscal year ending:
2012	$1,805	$5,610	$7,415
2013	1,832	5,799	7,631
2014	1,901	5,864	7,765
2015	1,956	5,959	7,915
2016	2,012	5,970	7,982
Thereafter	1,442	55,261	56,703

Total minimum lease payments	$10,948	$84,463	$95,411

Minimum and Contingent Rent

Rent expense, excluding real estate taxes, CAM charges, insurance, deferred lease incentives and other expenses related to operating leases for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 consists of the following:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Minimum rent—related parties	$1,622	$1,663	$1,749	$1,312	$1,388
Contingent rent—related parties	420	409	472	181	177

Total rent—related parties	2,042	2,072	2,221	1,493	1,565
Minimum rent—unrelated parties	1,483	2,582	4,028	2,830	4,234
Contingent rent—unrelated parties	82	96	197	389	391

Total rent—unrelated parties	1,565	2,678	4,225	3,219	4,625

Total minimum and contingent rent	$3,607	$4,750	$6,446	$4,712	$6,190